(18) PRIVATE PENSION PLAN (Details Narrative) - Weighted Average [Member]	12 Months Ended
Dec. 31, 2018 yr
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Average duration of the defined benefit obligation	9.3
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Average duration of the defined benefit obligation	11.2
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Average duration of the defined benefit obligation	9.5
Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Average duration of the defined benefit obligation	10.1
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Average duration of the defined benefit obligation	11.2